Shareholder Report, Holdings (Details) - C000235057	Dec. 31, 2025
Asia
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Europe
Holdings [Line Items]
Percent of Net Asset Value	21.20%
North America
Holdings [Line Items]
Percent of Net Asset Value	50.90%
South America
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%